Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions

36.	Related Party Transactions
The list of related party of the Group as at December 31, 2021, is as follows:

Relationship	Name of Entity
Associates and joint ventures
KIF Investment Fund,
K-REALTY
CR REITs No.1, Boston Global Film & Contents Fund L.P., QTT Global (Group) Company Ltd., CU Industrial Development Co., Ltd, KD Living, Inc., LoginD Co., Ltd., K Bank,
ISU-kth
Contents Investment Fund, Daiwon Broadcasting Co., Ltd.,
KT-DSC
Creative Economy Youth
Start-up
Investment Fund, Korea Electronic Vehicle Charging Service,
K-REALTY
RENTAL HOUSING REIT 2, AI RESEARCH INSTITUTE,
KT-IBKC
Future Investment Fund 1,
Gyeonggi-KT
Yoojin Superman Fund, FUNDA Co., Ltd, CHAMP IT Co., Ltd., Alliance Internet Corp., Little big pictures, Virtua Realm Sendirian Berhad,
KT-Smart
Factory Investment Fund, Studio Discovery Co., Ltd., KT Young Entrepreneurs DNA Investment Fund, Hyundai Robotics Co., Ltd., IGIS Professional Investors Private Investment Real Estate Investment LLC No.395, Maruee Limited Company Specializing in the Cultural Industry, Trustay Co., Ltd., The Skyk Co., Ltd., StorySoop Inc., Mastern No.127 Logispoint Daegu Co., Ltd., SMART KOREA KT NEXT VENTURE FUND, KT Early Stage Investment Fund, Pacific Professional Investors Private Investment Real Estate Investment LLC No.55 Mastern KT Multi-Family Real Estate Private Equity Investment Fund 1, Home Choice Corp,
K-REALTY
RENTAL HOUSING REIT V,
K-Realty
11th Real Estate Investment Trust Company,
IBK-KT
Emerging Digital Industry Investment Fund,
SG-IBKC
K-Contents
Investment Fund No.1

Others 1	Goody Studio Co., Ltd.

1	Although it is evaluated by applying IFRS 9, it is included in the scope of related parties under IAS 24 as it has a significant influence.
Outstanding balances of receivables and payables in relations to transactions with related parties as at December 31, 2020 and 2021, are as follows:

		December 31, 2020
		Receivables						Payables
( I n millions of Korean won)		Trade receivables		Other receivables		Lease receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures	K-REALTY CR REIT 1	￦	457	￦	16,200	￦	—	￦	—	￦	—	￦	20,857
	K Bank		775		32,964		—		—		891		—
	Others		72		1,147		—		—		858		—

Total		￦	1,304	￦	50,311	￦	—	￦	—	￦	1,749	￦	20,857

		December 31, 2021
		Receivables						Payables
( I n millions of Korean won)		Trade receivables		Other receivables		Lease receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures	K Bank	￦	821	￦	51,422	￦	—	￦	—	￦	513	￦	—
	IGIS Professional Investors Private Investment Real Estate Investment LLC No.395		4,614		—		—		—		—		—
	Others		565		1,853		—		343		4,829		—

Total		￦	6,000	￦	53,275	￦	—	￦	343	￦	5,342	￦	—

Significant transactions with related parties for the years ended December 31, 2019, 2020 and 2021, are as follows:

		2019
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	1,302	￦	—
	K Bank		17,815		8,524
	Others		1,498		10,531
Others	K-REALTY CR-REIT 10 1		2,801		—

Total		￦	23,416	￦	19,055

1	The amounts include acquisition of property and equipment and others.

		2019
(In millions of Korean won)		Acquisition of lease receivables		Acquisition of right-of-use assets		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1	￦	—	￦	776	￦	2,225	￦	10,928
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—		—		4,280
	Others		—		—		—		146

Total		￦	—	￦	776	￦	2,225	￦	15,354

		2020
( I n millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,298	￦	—
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—
	K Bank		15,658		8,227
	Others		809		10,272

Total		￦	18,765	￦	18,499

1	The amounts include acquisition of primarily property and equipment.

		2020
( I n millions of Korean won)		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1		￦ —		￦ 917		￦ 8,061
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—		9,241
	K Bank		14		—		—
	Others		—		—		43

Total		￦	14	￦	917	￦	17,345

		2021
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	238,847	￦	1,308
	IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		5,000		—
	K Bank		24,247		15,164
	Others		28,092		21,302

Total			296,186		37,774

		2021
(In millions of Korean won)		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1		￦ —		￦ 205		￦ 40,142
	Korea Information & Technology Investment Fund (KIF Investment Fund)		223		—		—
	K Bank		—		—		—
	Others 2		—		—		8,637

Total		￦	223	￦	205	￦	48,779

1	The amounts include acquisition of primarily property and equipment.
2	Transaction amount before OSKENT Co., Ltd., Mission Culture Industry Limited, Sweet and Sour Culture
Industry Limited, Alma Mater Culture Industry Limited, and KT Philippines are excluded from associates and joint ventures.
Key management compensation for the years ended December 31, 2019, 2020 and 2021, consists of:

(In millions of Korean won)	2019		2020		2021
Salaries and other short-term benefits	￦	2,955	￦	2,086	￦	2,189
Post-employment benefits		321		390		412
Stock-based compensation		891		625		669

Total	￦	4,167	￦	3,101	￦	3,270

Fund transactions with related parties for the years ended December 31, 2019, 2020 and 2021, are as follows:

	December 31, 2019
	Borrowing transaction 1				Equity contributions in cash
(In millions of Korean won)	Borrowing 2		Repayment
KT-IBKC Future Investment Fund1	￦	—	￦	—	￦	3,750
KT Philippines C o. Ltd.		—		—		99
Virtua Realm Sendirian Berhad		—		—		550
K-REALTY CR REIT 1		—		30,385		—
K Bank		—		—		21,782
KIF Investment Fund		—		—		—
Daiwon Broadcasting Co.,Ltd.		—		—		—
JB Emerging Market Specialty Investment Private Equity Trust No.1		—		—		—
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000
KT-CKP New Media Investment Fund		—		—		(174)
KT-DSC creative economy youth start-up investment fund		—		—		(1,800)
KT-Smart Factory Investment Fund		—		—		2,800
KT-SB Venture Investment Fund		—		—		(2,404)

Total	￦	—	￦	30,385	￦	25,603

1	Borrowing transactions include lease transactions.
2	Conversion effect from the adoption of IFRS 16 Lease on January 1, 2019 has been excluded.

	December 31, 2020
	Borrowing transaction 1				Equity contributions in cash
(In millions of Korean won)	Borrowing		Repayment
K- Realty CR-REITs No.1	￦	—	￦	20,304	￦	—
Studio Discovery Co. Ltd.		—		—		3,000
KT Young Entrepreneurs DNA Investment Fund		—		—		3,600
KT-Smart Factory Investment Fund		—		—		2,800
KT-CKP New Media Investment Fund		—		—		(109)
K Bank		—		—		195,011
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000
Hyundai Robotics Co. Ltd.		—		—		50,000

Total	￦	—	￦	20,304	￦	255,302

1	Borrowing transactions include lease transactions.

	December 31, 2021
	Borrowing transaction 1				Equity contributions in cash
(In millions of Korean won)	Borrowing		Repayment
K- REALTY CR REIT 1	￦	—	￦	15,964	￦	—
K Bank		—		—		424,957
Pacific Professional Investors Private Investment Real Estate Investment LLC No. 55		—		—		11,000
KT Young Entrepreneurs DNA Investment Fund		—		—		8,400
Mastern KT Multi-Family Real Estate Private Equity Investment Fund 1		—		—		6,055
KT-IBKC Future Investment Fund 1		—		—		(5,700)
Others		—		—		18,176

Total	￦	—	￦	15,964	￦	462,888

1	Borrowing transaction include lease transactions.

The Group has an obligation to invest in
IBK-KT
Emerging Digital Industry Investment Fund, a related party, according to the agreement. As at December 31, 2021, the Group is planning to invest an additional
￦
27,200 million.